EARNINGS (LOSS) PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Income (loss) for the year	R$ 124,858	R$ (9,151,371)	R$ (2,380,456)
Denominator
Weighted average number of presumed conversions (in shares)	320,136,768	900,031,192	220,081,929
Common shares
Denominator
Weighted average number of common shares (in shares)	788,177,294	347,661,854	347,532,168
Weighted average number of equivalent common shares (in shares)		26,074,639,033	26,064,912,583
Basic earnings per share
Basic income (loss) per common and preferred share (in brazilian real per share)	R$ 0.16	R$ (26.32)	R$ (6.85)
Diluted earnings per share
Diluted income (loss) per common and preferred share (in brazilian real per share)	R$ 0.16	R$ (26.32)	R$ (6.85)
Preferred shares
Denominator
Weighted average number of preferred shares (in shares)		335,275,653	335,145,967
Economic value of preferred shares (in shares)		75	75
Weighted average number of equivalent preferred shares (in shares)		347,661,854	347,532,168
Weighted average number of preferred shares that would have been issued the average share price at the market price (in shares)	0	2,377,040	4,041,744
Ordinary Shares, Prior To Reverse Stock Split
Denominator
Weighted average number of common shares (in shares)		928,965,058	928,965,058
Basic earnings per share
Basic income (loss) per common and preferred share (in brazilian real per share)		R$ (0.35)	R$ (0.09)
Diluted earnings per share
Diluted income (loss) per common and preferred share (in brazilian real per share)		(0.35)	(0.09)
Preferred Shares, Prior To Reverse Stock Split
Basic earnings per share
Basic income (loss) per common and preferred share (in brazilian real per share)		(26.32)	(6.85)
Diluted earnings per share
Diluted income (loss) per common and preferred share (in brazilian real per share)		R$ (26.32)	R$ (6.85)